8. Commitments and Contingencies (Details) - USD ($)	10 Months Ended	12 Months Ended
	Jan. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Operating Leases, Rent Expense, Net		$ 154,704	$ 244,598	$ 223,254
Prolieve Kits
Long-term Purchase Commitment, Amount	$ 823,478
Urobois Limited
Long-term Purchase Commitment, Amount		20,000
Celsion | Maximum
Contractual Obligation		$ 18,500,000
Liabilities, Total | Celsion
Percentage of Royalty Contingencies		5.00%
Liabilities, Total | Massachusetts Institute Of Technology
Percentage of Royalty Contingencies		5.00%